GOING CONCERN, LIQUIDITY AND OTHER UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN, LIQUIDITY AND OTHER UNCERTAINTIES

NOTE 2 – GOING CONCERN, LIQUIDITY AND OTHER UNCERTAINTIES

Liquidity and Going Concern

The Company’s ability to continue to operate is dependent mainly on its ability to successfully market and sell its products and the receipt of additional financing until profitability is achieved. During the three and nine months ended September 30, 2024, the Company has incurred losses as well as negative cash outflows from operating activities and expects to incur losses and negative cash outflows from operating activities through at least fiscal year 2024. Because the Company does not have sufficient resources to fund its operations for the next twelve months from the date of this filing and there could be a significant arbitration payment due (see Note 10), substantial doubt exists as to the Company’s ability to continue as a going concern.

The Company will need to raise additional capital to finance its losses and negative cash flows from operations and may continue to be dependent on additional capital raising as long as the Company’s products do not reach commercial profitability. If the Company is unable to obtain additional financing, the development of its product candidates and the Company’s commercial strategy may be impacted and there could be a material adverse effect on the Company’s business and financial condition. These financial statements do not include any adjustments that may result from the outcome of this uncertainty.

NOTE 2 - LIQUIDITY AND PLAN OF OPERATIONS

The Company’s ability to continue to operate is dependent mainly on its ability to successfully market and sell its products and the receipt of additional financing until profitability is achieved. In 2023, the Company’s cash used in operations was $3,602,000 and received net proceeds of $4,215,000 (net of offering costs of $785,000) from the sale of our equity securities, leaving a cash balance of $3,283,000 as of December 31, 2023. Because the Company does not have sufficient resources to fund our operation for the next twelve months from the date of this filing, management has substantial doubt of the Company’s ability to continue as a going concern. The Company will need to raise additional capital to finance its losses and negative cash flows from operations and may continue to be dependent on additional capital raising as long as our products do not reach commercial profitability.